Operating expenses - Schedule of Average Number of Persons Employed by the Group (Details) - employee	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING EXPENSES (Details) - Schedule of Average Number of Persons Employed by the Group [Line Items]
Number of employees	64,038	66,229	66,197
UK
OPERATING EXPENSES (Details) - Schedule of Average Number of Persons Employed by the Group [Line Items]
Number of employees	60,331	64,334	65,390
Overseas
OPERATING EXPENSES (Details) - Schedule of Average Number of Persons Employed by the Group [Line Items]
Number of employees	3,707	1,895	807